MATERIAL ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2023
Sales of machines and spare parts | Minimum
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue recognition term	14 days
Sales of machines and spare parts | Maximum
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue recognition term	21 days
Repair services | Minimum
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue recognition term	14 days
Repair services | Maximum
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue recognition term	21 days